Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income (loss)	$ 590,430	$ (19,219,691)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization expenses	867,657	844,693
Amortization of operating lease right of use assets	163,310	544,267
Provision for doubtful accounts		2,199,462
Deferred income taxes benefit	(141,066)	(722,660)
Investment income on short-term investments		(73,990)
Share-based compensation	409,132	14,879,141
Amortization of debt issuance cost	27,397
Changes in operating assets and liabilities:
Accounts receivable	(4,012,331)	3,462,786
Accounts receivable – related parties		643,079
Notes receivable	137,316	(530,635)
Prepayments	(1,449,938)	1,514,771
Prepayments – related parties		(66,437)
Inventories	(3,119,488)	(2,378,772)
Due from related parties		(43,103)
Prepaid expenses and other current assets, net	3,049,102	(20,944)
Other non-current assets	(204,061)	1,820,067
Accounts and notes payable	2,919,628	(5,121,665)
Accounts and notes payable – related parties		(7,680)
Contract liabilities	3,120,815	2,576,638
Income tax payable	(50,273)	671,081
Deferred revenue	(249,818)	(10,807)
Operating lease liabilities	(21,171)	(526,195)
Due to related parties	(57,540)	11,177
Accrued expenses and other liabilities	(3,351,121)	(795,941)
Net cash used in operating activities	(1,372,020)	(351,358)
Cash flows from investing activities
Acquisition of property and equipment	(15,148)	(607)
Purchases of short-term investments		(7,452,096)
Redemption of short-term investments		13,018,466
Cash from acquired company		159,175
Net cash (used in) provided by investing activities	(15,148)	5,724,938
Cash flows from financing activities
Net proceeds from issuance of convertible notes	6,580,000
Repayment of convertible notes		(10,000,000)
Loans from related parties		30,000,000
Proceeds from short-term borrowings	684,997
Repayment of short-term borrowings	(13,700)
Net cash provided by financing activities	7,251,297	20,000,000
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(36,727)	(361,331)
Net increase in cash, cash equivalents and restricted cash	5,827,402	25,012,249
Cash, cash equivalents and restricted cash at beginning of the period	9,078,491	12,857,176
Cash, cash equivalents and restricted cash at end of the period	14,905,893	37,869,425
Supplemental cash flow information
Cash paid for interest expense	125,791	79,633
Cash paid for income tax	13,902	26,988
Non-cash operating, investing and financing activities
Payable arising from business combination		252,009
Cash and cash equivalents	14,532,718	37,869,425
Restricted cash	373,175
Total cash, cash equivalents and restricted cash	$ 14,905,893	$ 37,869,425